Additional Information - Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Statements of Operations
	For the Years Ended December 31
	2011	2012	2013	2013
	RMB	RMB	RMB	US$ (Note 2(5))
Net revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Product development	—	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(88,940)	(31,379)	(31,512)	(5,205)
Total operating expenses	(88,940)	(31,379)	(31,512)	(5,205)
Loss from operations	(88,940)	(31,379)	(31,512)	(5,205)
Interest income	5,103	28,128	19,641	3,244
Interest expense	(13,610)	(134,253)	(59,554)	(9,839)
Other income (expense), net	(405)	(45)	(11)	(2)
Income tax expense	—	—
Equity in profit of subsidiaries	2,137,484	1,902,941	1,659,324	274,101
Net income	2,039,632	1,765,392	1,587,888	262,299

Condensed Balance Sheets
	December 31,
	2012	2013	2013
	RMB	RMB	US$ (Note 2(5))
ASSETS
Current assets:
Cash and cash equivalents	130,506	19,138	3,161
Prepayments and other current assets	3,348	4,607	761
Other receivables due from related parties	1,036,060	2,376	393
Investment in subsidiaries	6,883,560	5,579,664	921,695
Total assets	8,053,474	5,605,785	926,010

LIABILITIES
Current liabilities:
Other payables and accruals	1,162	823	139
Other payables due to related parties	3,620,316	5,005,298	826,816
Dividends payable	11,489	4,704	777
Current liabilities	3,632,967	5,010,825	827,732
Total liabilities	3,632,967	5,010,825	827,732

Shareholders’ Equity
Class A ordinary shares (US$0.01 par value, 16,000,000,000 shares authorized, 131,860,314 and 127,521,446 issued and outstanding as of December 31, 2012 and 2013)	9,796	9,523	1,573
Class B ordinary shares (US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 409,087,000 issued and outstanding as of December 31, 2012 and 2013)	29,896	29,896	4,938
Additional paid-in capital	1,650,977	9,491	1,568
Accumulated other comprehensive loss	(38,322)	(24,313)	(4,016)
Retained earnings	2,768,160	570,363	94,215
Total Shanda Games Limited shareholders’ equity	4,420,507	594,960	98,278
Total liabilities and shareholders’ equity	8,053,474	5,605,785	926,010

Condensed Statements of Cash Flows
	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
				(Note 2(5))
Net cash generated in operating activities	(7,603)	4,796	(10,791)	(1,783)
Net cash generated / (used) in investing activities	530,776	(533,097)	1,235,427	204,078
Net cash generated / (used) in financing activities	(769,060)	629,821	(1,333,750)	(220,320)
Effect of foreign exchange rate changes on cash and cash equivalents	(8,191)	(141)	(2,254)	(372)
Net increase / (decrease) in cash and cash equivalents	(254,078)	101,379	(111,368)	(18,397)
Cash and cash equivalents, beginning of year	283,205	29,127	130,506	21,558
Cash and cash equivalents, end of year	29,127	130,506	19,138	3,161